Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	¥ 8,430		¥ 7,429
Accumulated amortization	(4,960)		(2,972)
Net carrying value	3,470	$ 505	4,457
Domain names and others
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	5,269		4,230
Accumulated amortization	(1,974)		(1,017)
Net carrying value	3,295		3,213
License
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	3,161		3,199
Accumulated amortization	(2,986)		(1,955)
Net carrying value	¥ 175		¥ 1,244